Unaudited Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 7,484,589	$ 4,373,256
Account receivable, net	3,086,303	1,387,915
Tax refundable		97,858
Prepayments, deposits and other receivable	38,293	454,700
Total current assets	10,611,126	6,313,729
Non-current assets:
Property, plant and equipment	191,881	250,821
Right-of-use assets - finance lease	240,839	328,203
Deferred tax assets	39,566	32,859
Total non-current assets	472,286	611,883
TOTAL ASSETS	11,083,412	6,925,612
Current liabilities:
Bank loans – current	171,043	184,334
Accounts payable	1,614,292	1,716,216
Other payables and accruals liabilities	136,437	168,170
Contract liabilities	415,597	430,735
Tax payable	14,238
Current lease liabilities under finance leases	179,201	175,315
Total current liabilities	2,688,063	3,125,664
Non-current liabilities
Bank loans	763,343	854,859
Non-current lease liabilities under finance leases	60,544	151,968
Total non-current liabilities	823,887	1,006,827
TOTAL LIABILITIES	3,511,950	4,132,491
Commitments and contingencies
Shareholders’ equity
Ordinary shares (US$0.0001) par value, 500,000,000 shares authorized; and 21,100,000 and 19,500,000 shares issued and outstanding at September 30, 2025 and March 31, 2025 respectively	2,110		[1]
Additional paid-in capital	5,283,446
Translation reserve	11,731	24,699
Retained earnings	2,274,175	2,768,422
Total shareholders’ equity	7,571,462	2,793,121
TOTAL LIABILITIES AND EQUITY	11,083,412	6,925,612
Related Party
Current assets:
Amount due from related parties, net	1,941
Current liabilities:
Amounts due to related parties	$ 157,255	$ 450,894

[1]	Amount is immaterial and below US$1.00